UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-21173
Man-Glenwood Lexington, LLC
(Exact name of registrant as specified in charter)

123 N. Wacker Drive, 28th Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Kirsten Ganschow
123 N. Wacker Drive, 28th Floor
Chicago, IL 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-312-881-6500
Date of fiscal year end: March 31, 2011
Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.
Man-Glenwood Lexington, LLC
Financial Statements (In Liquidation) as of
and for the Six-Month Period Ended
September 30, 2010 (Unaudited)

MAN-GLENWOOD LEXINGTON, LLC
TABLE OF CONTENTS

Page
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	1

FINANCIAL STATEMENTS (Unaudited):

Statement of Assets and Liabilities (In Liquidation)	2

Statement of Operations (In Liquidation)	3

Statements of Changes in Net Assets (In Liquidation)	4

Statement of Cash Flows (In Liquidation)	5

Notes to Financial Statements (In Liquidation)	6-12
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Form N-Q is available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission’s website at http://www.sec.gov.

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606-4301
USA

Tel: +1 312 486 1000
Fax: +1 312 486 1486
www.deloitte.com
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Managers and
Members of Man-Glenwood Lexington, LLC:
We have reviewed the accompanying statement of assets and liabilities in liquidation of Man-Glenwood Lexington, LLC (the “Company”), as of September 30, 2010, and the related statements of operations, changes in net assets, and cash flows in liquidation for the six-month period then ended. These interim financial statements are the responsibility of the Company’s management.
We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
As discussed in Note 1 to the financial statements, the Board of Managers announced its intentions to cease operations and liquidate the Company’s investments. As a result, the Company has changed its basis of accounting from the going concern basis to the liquidation basis.
Based on our review, we are not aware of any material modifications that should be made to such interim financial statements in liquidation for them to be in conformity with accounting principles generally accepted in the United States of America on the basis described in the preceding paragraph.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended March 31, 2010, and in our report dated May 26, 2010, we expressed an unqualified opinion on such statement of changes in net assets.

Chicago, Illinois
November 24, 2010
Member of
Deloitte Touche Tohmatsu

MAN-GLENWOOD LEXINGTON, LLC
STATEMENT OF ASSETS AND LIABILITIES (IN LIQUIDATION) (UNAUDITED)
SEPTEMBER 30, 2010

ASSETS:
Investment in Man-Glenwood Lexington Associates Portfolio, LLC, at fair value	$27,827,191
Cash and cash equivalents	426,713
Receivable for investments sold	4,043,396
Other assets	89,708

Total assets	32,387,008

LIABILITIES:
Capital withdrawals payable	4,215,830
Accrued professional fees payable	89,600
Investor servicing fee payable	37,681
Adviser fee payable	18,732
Administrative fee payable	12,500
Other liabilities	92,819

Total liabilities	4,467,162

NET ASSETS	$27,919,846

COMPONENTS OF NET ASSETS:
Capital transactions—net	$21,583,929
Accumulated net investment loss	(15,166,224)
Accumulated realized gain on investments	17,171,359
Accumulated net unrealized appreciation on investments	4,330,782

NET ASSETS	$27,919,846

NET ASSET VALUE PER UNIT:
(Net assets divided by 251,496.621 units of beneficial interest)	$111.01

See notes to financial statements.

2

MAN-GLENWOOD LEXINGTON, LLC
STATEMENT OF OPERATIONS (IN LIQUIDATION) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010

NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
Interest	$32
Gross expenses	(225,337)
Expense waiver	32,798

Net investment loss allocated from Man-Glenwood Lexington Associates Portfolio, LLC	(192,507)

FUND INVESTMENT INCOME:
Interest	24

Total fund investment income	24

FUND EXPENSES:
Investor servicing fee	77,281
Adviser fee	38,579
Administrative fee	12,500
Professional fees	109,896
Transfer agency fee	33,751
Printing fee	32,500
Registration fee	14,331
Board of Managers fee	13,500
Other expenses	2,547

Total fund expenses	334,885

Less contractual expense waiver	(180,321)

Net fund expenses	154,564

NET INVESTMENT LOSS	(347,047)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
Net realized loss on investments	(239,091)
Net change in unrealized appreciation on investments	843,879

Net realized and unrealized gain on investments allocated from Man-Glenwood Lexington Associates Portfolio, LLC	604,788

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES	$257,741

See notes to financial statements.

3

MAN-GLENWOOD LEXINGTON, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
AND THE YEAR ENDED MARCH 31, 2010

	Six-Month
	Period Ended
	September 30, 2010
	(Unaudited)	Year Ended
	(In Liquidation)	March 31, 2010
INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES:
Net investment loss	$(347,047)	$(935,511)
Net realized gain (loss) on investments	(239,091)	14,549
Net change in unrealized appreciation on investments	843,879	3,138,149

Increase in net assets from investment activities	257,741	2,217,187

CAPITAL TRANSACTIONS:
Capital contributions	3,905,772	3,700,530
Capital withdrawals	(7,896,944)	(20,227,114)

NET CAPITAL TRANSACTIONS	(3,991,172)	(16,526,584)

NET ASSETS—Beginning of period	31,653,277	45,962,674

NET ASSETS—End of period	$27,919,846	$31,653,277

See notes to financial statements.

4

MAN-GLENWOOD LEXINGTON, LLC
STATEMENT OF CASH FLOWS (IN LIQUIDATION) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in net assets from investment activities	$257,741
Adjustments to reconcile increase in net assets from investment activities to net cash provided by operating activities:
Purchases of investment in Man-Glenwood Lexington Associates Portfolio, LLC	(3,326,340)
Sales of investment in Man-Glenwood Lexington Associates Portfolio, LLC	8,029,596
Net appreciation of investment in Man-Glenwood Lexington Associates Portfolio, LLC	(412,281)
Increase in other assets	(70,192)
Decrease in adviser fee payable	(3,790)
Increase in administrative fee payable	6,250
Decrease in accrued professional fees payable	(651)
Decrease in investor servicing fee payable	(7,481)
Increase in other liabilities	42,164

Net cash provided by operating activities	4,515,016

CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions	3,781,217
Capital withdrawals	(8,705,014)

Net cash used in financing activities	(4,923,797)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(408,781)

CASH AND CASH EQUIVALENTS—Beginning of period	835,494

CASH AND CASH EQUIVALENTS—End of period	$426,713

SUPPLEMENTAL DISCLOSURES:
Transfer of Investor Interests	$404,877

See notes to financial statements.

5

MAN-GLENWOOD LEXINGTON, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
1.	ORGANIZATION

Man-Glenwood Lexington, LLC (the “Company”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Company was formed on August 6, 2002 and initially funded on January 21, 2003 (inception date) with operations formally commencing on April 1, 2003.

The Company’s investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors’ wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington Associates Portfolio, LLC (the “Portfolio Company”), a separate closed-end, non-diversified management investment company registered under the 1940 Act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of September 30, 2010, the Company owned approximately 42.3% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

Man Investments (USA) LLC (formerly Glenwood Capital Investments, LLC) (the “Adviser”) serves as the Company’s investment adviser. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association (“NFA”). The Adviser is also registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investments Inc. (“MII”), an affiliate of the Adviser, acts as the Company’s investor servicing agent and general distributor.

The Company’s Board of Managers (the “Board”) has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Company.

SEI Global Services Inc. (“SEI”) acts as the Company’s fund accounting agent, transfer agent and registrar. SEI Private Trust Company (“SEI Trust Company”) serves as the Company’s custodian and maintains custody of the Company’s assets.

The Board has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor’s Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

6

MAN-GLENWOOD LEXINGTON, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
1.	ORGANIZATION (continued)

In September 2010, the Adviser recommended to the Board that the Company be liquidated as of December 31, 2010. The Board subsequently approved a Plan of Liquidation, Dissolution and Termination of the Company.

At the same time, the Board approved a cash repurchase offer for all of the outstanding units in the Company valued as of the NAV for December 31, 2010, which will be the last cash repurchase offer made prior to the Company’s liquidation. The Adviser anticipates that all investors will tender their units though investors may elect not to do so. Should an investor desire to remain invested in the Company, they will then hold a larger proportional share of the Company’s assets and liabilities by virtue of the reduced investor base and be subject to significantly limited liquidity in not being able to redeem or have repurchased their remaining investment in the future until liquidation. If this should occur, it is expected that the Board may require any non-tender investors in the Company to redeem as of December 31, 2010.

Beginning in 2011, the Company will cease to conduct business except as shall be necessary to manage its remaining assets in connection with the winding up of its affairs.

The Company’s financial statements have been prepared on the liquidation basis of accounting. Under the liquidation basis of accounting, assets are stated at net realizable values and liabilities are stated at settlement amounts. As the Company’s assets and liabilities were already recorded at fair value or settlement value, the liquidation basis of accounting is substantially similar to the basis of accounting that the Company previously applied.
2.	SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates — The preparation of financial statements on a liquidation basis in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments — The Company values its investments in the Portfolio Company at the Company’s pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are primarily limited partnerships and other pooled vehicles (collectively, the “investment funds”) and are valued at net asset value in accordance with ASC 946, Financial Services - Investment Companies. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and the differences could be material. Net asset valuations are provided monthly or quarterly by these investment

7

MAN-GLENWOOD LEXINGTON, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

funds. Distributions received by the Portfolio Company, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment’s carrying value. In August 2010, the Portfolio Company received an in-kind distribution of securities from an investment fund. See the Portfolio Company financial statements for related disclosures.

Realized gains and losses on investment funds of the Portfolio Company, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund’s governing agreements. Contribution requirements may also vary based on each investment fund’s governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company’s investment, as well as incentive fees and allocations based upon net profits earned by the Portfolio Company. Both the net asset value of the Portfolio Company’s investment and the net profits earned by the Portfolio Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments.

These fees are deducted directly from the Portfolio Company’s investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2010, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 30.0% for incentive fees and allocations.

The Portfolio Company applies the provisions in ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”). Refer to Note 2 of the Portfolio Company financials, attached to this report, for related ASC 820 disclosures impacting the Portfolio Company.

Cash and Cash Equivalents — Cash and cash equivalents represent cash in banks and overnight investments. Any cash and cash equivalents earmarked for tender offer payments are held at the Portfolio Company until the time of distribution.

Fund Expenses — The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.00% on the outstanding net asset value determined as of the end of each month (before the redemption of any interests) and payable quarterly.

The Company pays the Adviser an administrative services fee (the “Adviser Fee”) for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly.

The Company pays MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

8

MAN-GLENWOOD LEXINGTON, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The Adviser is contractually obligated to reimburse annual operating expenses, including expenses allocated from the Portfolio Company, in excess of 2.25% of average net assets of the Company through January 31, 2011. The Adviser is permitted to recover expenses it has borne in later periods not to exceed three years after the end of the quarter in which the Adviser reimbursed an expense. Any such recovery will not cause the Portfolio Company to exceed the expense reimbursement percentages set forth above.

Investment Income — Interest income is recorded on an accrual basis and dividends are recorded on the ex-dividend date.

Income Taxes — The Company is treated as a partnership for tax purposes and therefore it is unlikely that the Company would be subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company’s net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements. Tax years 2007, 2008 and 2009 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.
3.	CAPITAL STRUCTURE
The Company accepts initial and additional contributions in accordance with its plan of liquidation for units by eligible investors as of the first business day of each calendar month. The Company reserves the right to reject or suspend any contribution at any time. Members of the Company will not have the right to require the Company to withdraw their investments.

There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

The Company from time to time may offer to repurchase outstanding units based on the Company’s net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units on June 30, 2010 and September 30, 2010.

The Company’s assets consist primarily of its interest in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

9

MAN-GLENWOOD LEXINGTON, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
3.	CAPITAL STRUCTURE (continued)

The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company’s annual audit.

Units of capital activity, except for non-cash transfer activity, for the six-month period ended September 30, 2010 were as follows:

Units
As of April 1, 2010	287,805.452
Units Issued	31,909.672
Units Repurchased	(68,218.503)

Net Units Repurchased	(36,308.831)

As of September 30, 2010	251,496.621

10

MAN-GLENWOOD LEXINGTON, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
4.	FINANCIAL HIGHLIGHTS (unaudited)
The following represents the ratios to average net assets and other supplemental information for the periods indicated:

	Six-month
	period ended		Year ended		Year ended		Year ended		Year ended		Year ended
	September 30,		March 31,		March 31,		March 31,		March 31,		March 31,
	2010		2010		2009		2008		2007		2006
Net asset value, beginning of period	$109.98		$104.49		$120.97		$121.45		$120.05		$105.79
Net investment loss	(1.29)		(2.53)		(3.51)		(4.46)		(4.67)		(4.40)
Realized and unrealized gain (loss) on investments	2.32		8.02		(12.97)		3.98		6.07		18.66

Total from operations	1.03		5.49		(16.48)		(0.48)		1.40		14.26

Net asset value, end of period	$111.01		$109.98		$104.49		$120.97		$121.45		$120.05

Net assets, end of period	$27,919,846		$31,653,277		$45,962,674		$67,389,576		$73,112,982		$77,069,807
Ratio of net investment loss to average net assets (3)	(2.25	)%(1)(4)	(2.26	)%(5)	(3.04	)%(6)	(3.50	)%(7)	(3.90	)%(8)	(3.89	)%(9)

Ratio of operating expenses to average net assets (3)	2.25	%(1)	2.25%		2.81	%(10)	3.00%		3.00%		3.00%
Ratio of allocated bank borrowing expense to average net assets	0.00	%(1)	0.01%		0.27%		0.63%		1.03%		0.93%

Ratio of total expenses to average net assets (3)	2.25	%(1)(4)	2.26	%(5)	3.08	%(6)	3.63	%(7)	4.03	%(8)	3.93	%(9)

Total return	0.94	%(2)	5.25%		(13.62)%		(0.40)%		1.17%		13.48%
Portfolio turnover (11)	11.26	%(2)	23.52%		27.51%		33.51%		27.39%		50.78%

(1)	Annualized.

(2)	Not annualized.

(3)	Ratios of net investment loss and expenses do not include expenses of the underlying investment funds of the Portfolio Company.

(4)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.62)% and 3.62%, respectively.

(5)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.07)% and 3.07%, respectively.

(6)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.63)% and 3.66%, respectively.

(7)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.81)% and 3.94%, respectively.

(8)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (4.22)% and 4.35%, respectively.

(9)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (4.21)% and 4.25%, respectively.

(10)	For the period April 1, 2008 through December 31, 2008, the total expense cap was 3.00%. Effective January 1, 2009 the total expense cap was changed to 2.25%.

(11)	Represents the portfolio turnover of the Portfolio Company.

11

MAN-GLENWOOD LEXINGTON, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONCLUDED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
5.	SUBSEQUENT EVENTS
The Company has evaluated the impact of subsequent events through the date of financial statement issuance noting no items that require adjustment to or disclosure in the financial statements.

12

Man-Glenwood Lexington
Associates Portfolio, LLC
Financial Statements (In Liquidation) as of
and for the Six-Month Period Ended
September 30, 2010 (Unaudited)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
TABLE OF CONTENTS

Page
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	1

FINANCIAL STATEMENTS (Unaudited):

Schedule of Investments (In Liquidation)	2-4

Statement of Assets and Liabilities (In Liquidation)	5

Statement of Operations (In Liquidation)	6

Statements of Changes in Net Assets (In Liquidation)	7

Statement of Cash Flows (In Liquidation)	8

Notes to Financial Statements (In Liquidation)	9-18
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Form N-Q is available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission’s website at http://www.sec.gov.

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606-4301
USA

Tel: +1 312 486 1000
Fax: +1 312 486 1486
www.deloitte.com
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:
We have reviewed the accompanying statement of assets and liabilities in liquidation of Man-Glenwood Lexington Associates Portfolio, LLC (the “Company”), including the schedule of investments in liquidation, as of September 30, 2010, and the related statements of operations , changes in net assets, and cash flows in liquidation for the six-month period then ended. These interim financial statements are the responsibility of the Company’s management.
We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
As discussed in Note 1 to the financial statements, the Board of Managers announced its intentions to cease operations and liquidate the Company’s investments. As a result, the Company has changed its basis of accounting from the going concern basis to the liquidation basis.
Based on our review, we are not aware of any material modifications that should be made to such interim financial statements in liquidation for them to be in conformity with accounting principles generally accepted in the United States of America on the basis described in the preceding paragraph.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended March 31, 2010, and in our report dated May 26, 2010, we expressed an unqualified opinion on such statement of changes in net assets.
Chicago, Illinois
November 24, 2010

Member of
Deloitte Touche Tohmatsu

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
SCHEDULE OF INVESTMENTS (IN LIQUIDATION) (UNAUDITED)
SEPTEMBER 30, 2010
Strategy Allocation as a Percentage of Total Investment Funds

			% of
Investment Funds	Cost	Fair Value	Net Assets
Equity Hedged
Amiya Global Emerging Opportunities Fund, LP	$1,700,000	$2,140,927	3.25%
Atlas Fundamental Trading Fund, LP	1,328,352	1,339,205	2.03%
Coatue Qualified Partners, LP	881,668	1,853,439	2.81%
Concentric European Fund LLC	676,116	119,203	0.18%
Dabroes Investment Fund LP	2,025,000	2,337,864	3.55%
DiFiglia Partners, LP	1,250,000	1,209,398	1.84%
Horizon Portfolio LP	1,214,622	1,472,145	2.24%
Ivory Flagship Fund, LP	1,406,219	2,165,280	3.29%
Meditor Euro Hedge Fund (B) Ltd.	1,772,724	1,795,619	2.73%
Sursum Partners, LP	900,000	896,885	1.36%
Tontine Capital Partners LP	42,809	7,023	0.01%
Tontine Partners LP	55,821	6,717	0.01%
Whitney Japan Strategic, LP	1,180,293	1,448,147	2.20%
Zebedee Focus Fund Ltd.	1,293,411	1,736,660	2.64%

Total Equity Hedged	15,727,035	18,528,512	28.14%

Event Driven
Altima Global Special Situations Fund LP	544,010	491,131	0.75%
Brigade Leveraged Capital Structured Fund, LP	1,667,320	1,990,789	3.02%
Castlerigg Partners LP	291,944	186,784	0.28%
Centaurus Alpha Fund LP	7,207	5,626	0.01%
Cerberus SPV, LLC	1,866,472	1,973,020	3.00%
CFIP Domestic Fund	2,251,972	2,821,899	4.29%
Chatham High Yield, Ltd.	1,396,729	1,844,756	2.80%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
SCHEDULE OF INVESTMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
SEPTEMBER 30, 2010

			% of
Investment Funds	Cost	Fair Value	Net Assets
Event Driven (continued)
Greywolf Capital Partners II, LP	$248,799	$161,053	0.24%
King Street Capital, LP	76,031	219,654	0.33%
Liberty Harbor I, LLC	161,238	161,762	0.25%
Owl Creek II LP	107,488	128,490	0.20%
Steel Partners Holdings, LP	18,918	18,978	0.03%
Steel Partners II Liquidating Series Trust	646,247	495,446	0.75%
Steel Partners II, LP	7,922	—	0.00%
Suttonbrook SPV II Ltd.	187,666	182,763	0.28%
TPG Credit Opportunities Fund LP	1,267,311	1,112,610	1.69%
Trafalgar Catalyst Fund	1,500,000	1,495,950	2.27%
ValueAct Capital Partners, LP	944,077	368,916	0.56%

Total Event Driven	13,191,351	13,659,627	20.75%

Global Macro
Black River Commodity Multi-Strategy Fund, LLC	52,490	64,123	0.10%
Blenheim Commodities LLC	738,897	2,161,698	3.28%
Bridgewater Pure Alpha Fund II, LLC	1,627,935	2,485,961	3.78%
COMAC Global Macro Fund, LP	1,794,477	2,115,874	3.21%
MLM Macro Peak Fund LP	1,600,000	1,572,239	2.39%
QFR Victoria Fund, Ltd.	1,700,000	1,920,081	2.92%
QFS Global Macro Fund LLC	1,587,749	1,768,799	2.68%
Touradji Global Resources Holdings LLC	219,134	381,359	0.58%
WCG Partners LP (Class A)	1,635,503	2,247,122	3.41%
Woodbine Capital Fund LLC	1,709,928	1,710,090	2.60%

Total Global Macro	12,666,113	16,427,346	24.95%

Managed Futures
Crabel Fund, LP	1,579,059	1,678,005	2.55%
Quantitative Global 1X Fund LLC	1,792,375	1,652,434	2.51%
Robeco Transtrend Diversified Fund LLC	1,677,091	1,748,925	2.65%
Roy G. Niederhoffer Diversified Fund (Offshore) Ltd.	2,350,000	2,184,633	3.32%

Total Managed Futures	7,398,525	7,263,997	11.03%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
SCHEDULE OF INVESTMENTS (IN LIQUIDATION) (CONCLUDED) (UNAUDITED)
SEPTEMBER 30, 2010

			% of
Investment Funds	Cost	Fair Value	Net Assets
Relative Value
Amaranth Partners, LLC	$683,715	$255,714	0.39%
Claren Road Credit Fund, Ltd.	1,250,000	1,256,928	1.91%
Fore Multi-Strategy Fund LP	1,250,000	1,271,952	1.93%
Tempo Volatility Fund LLC	1,700,000	1,636,607	2.48%
Waterstone Market Neutral Fund, L.P.	1,234,892	1,947,780	2.96%

Total Relative Value	6,118,607	6,368,981	9.67%

Total Investment Funds	$55,101,631	62,248,463	94.54%

Plus: remaining assets in excess of liabilities		3,593,490	5.46%

Net Assets		$65,841,953	100.00%

Futures — A summary of the open futures contracts held by the Company at September 30, 2010, is as follows:

	Number of	Expiration	Unrealized
Type of Contract	Contracts	Date	Depreciation

Russell 2000 Index E-MINI	11	December 2010	$(46,475)

Amounts designated as “—” are $0.
See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
STATEMENT OF ASSETS AND LIABILITIES (IN LIQUIDATION) (UNAUDITED)
SEPTEMBER 30, 2010

ASSETS:
Investment funds at fair value (cost— $55,101,631)	$62,248,463
Cash and cash equivalents	13,366,967
Deposits with broker	704,443
Receivable for investments sold	1,035,053
Other assets	50,783

Total assets	77,405,709

LIABILITIES:
Capital withdrawals payable	11,123,687
Management fee payable	186,647
Accrued professional fees payable	153,350
Unrealized depreciation on futures contracts	46,475
Administrative fee payable	46,394
Other liabilities	7,203

Total liabilities	11,563,756

NET ASSETS	$65,841,953

COMPONENTS OF NET ASSETS:
Capital transactions—net	$42,881,599
Accumulated net investment loss	(22,616,402)
Accumulated realized gain on investment funds, common stock and futures contracts	38,476,399
Accumulated net unrealized appreciation on investment funds	7,146,832
Accumulated net unrealized depreciation on futures contracts	(46,475)

NET ASSETS	$65,841,953

NET ASSET VALUE PER UNIT:
(Net assets divided by 53,079.750 units of beneficial interest)	$1,240.43

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
STATEMENT OF OPERATIONS (IN LIQUIDATION) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010

INVESTMENT INCOME:
Interest	$84

TOTAL INVESTMENT INCOME	84

EXPENSES:
Management fee	390,664
Administrative fee	45,000
Professional fees	106,648
Board of Managers fee	16,123
Custody fee	3,908
Interest expense	239
Other	8,830

Total expenses	571,412

Less contractual expense waiver	(82,902)

Net expenses	488,510

NET INVESTMENT LOSS	(488,426)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment funds	(608,837)
Net realized loss on common stock	(5,332)
Net realized gain on futures contracts	38,280
Net change in unrealized appreciation on investment funds	2,091,983
Net change in unrealized depreciation on futures contracts	(40,975)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,475,119

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES	$986,693

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
AND THE YEAR ENDED MARCH 31, 2010

	Six-Month
	Period Ended
	September 30, 2010
	(Unaudited)	Year Ended
	(In Liquidation)	March 31, 2010
INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES:
Net investment loss	$(488,426)	$(1,261,690)
Net realized gain (loss) on investment funds, common stock and futures contracts	(575,889)	340,758
Net change in unrealized appreciation on investment funds, registered invesment company, and futures contracts	2,051,008	7,200,152

Increase in net assets from investment activities	986,693	6,279,220

CAPITAL TRANSACTIONS:
Capital contributions	4,509,805	2,347,957
Capital withdrawals	(20,632,769)	(33,774,074)

NET CAPITAL TRANSACTIONS	(16,122,964)	(31,426,117)

NET ASSETS—Beginning of period	80,978,224	106,125,121

NET ASSETS—End of period	$65,841,953	$80,978,224

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
STATEMENT OF CASH FLOWS (IN LIQUIDATION) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in net assets from investment activities	$986,693
Adjustments to reconcile net increase in net assets from investment activities to net cash provided by operating activities:
Purchases of investment funds	(5,616,601)
Sales of investment funds and common stock	25,299,648
Sales of registered investment company	470
Net change in unrealized appreciation on investment funds	(2,091,983)
Net realized loss on investment funds and common stock	614,169
Net change in unrealized depreciation on futures contracts	40,975
Increase in deposits with brokers	(111,895)
Increase in other assets	(41,641)
Decrease in management fee payable	(46,216)
Decrease in administrative fee payable	(22,881)
Decrease in accrued professional fees payable	(68,384)
Decrease in other liabilities	(6,885)

Net cash provided by operating activities	18,935,469

CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions	3,887,770
Capital withdrawals	(22,094,306)

Net cash used in financing activities	(18,206,536)

NET INCREASE IN CASH AND CASH EQUIVALENTS	728,933

CASH AND CASH EQUIVALENTS—Beginning of period	12,638,034

CASH AND CASH EQUIVALENTS—End of period	$13,366,967

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$239

In-kind distribution of interest in investment fund	$78,947

Non-cash transfer between investment funds	$1,572,811

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
1.	ORGANIZATION
Man-Glenwood Lexington Associates Portfolio, LLC (the “Company”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.
The Company’s investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors’ wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.
Man Investments (USA) LLC (formerly Glenwood Capital Investments, LLC) serves as the Company’s investment adviser (the “Adviser”). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association (“NFA”). The Adviser is also registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.
The Company’s Board of Managers (the “Board”) has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Company.
SEI Global Services Inc. (“SEI”) acts as the Company’s fund accounting agent, transfer agent, and registrar. SEI Private Trust Company (“SEI Trust Company”) serves as the Company’s custodian and maintains custody of the Company’s assets.
In September 2010, the Adviser recommended to the Board that the Company be liquidated as of December 31, 2010. The Board subsequently approved a Plan of Liquidation, Dissolution and Termination of the Company.
Beginning in 2011, the Company will cease to conduct business except as shall be necessary to manage its remaining assets in connection with the winding up of its affairs.
The Company’s financial statements have been prepared on the liquidation basis of accounting. Under the liquidation basis of accounting, assets are stated at net realizable values and liabilities are stated at settlement amounts. As the Company’s assets and liabilities were already recorded at fair value or settlement value, the liquidation basis of accounting is substantially similar to the basis of accounting that the Company previously applied.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
2.	SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates — The preparation of financial statements on a liquidation basis in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments — The Company values investments in limited partnerships and other pooled vehicles (collectively, the “investment funds”) as of the close of business at the end of each fiscal period, generally monthly. The Company’s investments are valued at fair value in good faith at the Company’s pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. The net asset value of the investment funds is determined in accordance with ASC 946, Financial Services – Investment Companies. The fair value will represent the amount that the Company could reasonably expect to receive from an investment fund, or from a third party if the Company’s interest were redeemed or sold at the time of valuation, based on information available at that time that the Adviser reasonably believes to be reliable. Under some circumstances, the Company or the Adviser may determine, based on other information available to the Company or the Adviser, that an investment fund’s reported valuation does not represent fair value. In such cases, the Company assesses the fair value of such investment fund based on any relevant information available at the time the Company values its portfolio, including the most recent value reported by the investment fund. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment’s carrying value. In August 2010, the Company received a distribution of securities from investment funds at fair value of $78,947. The Company subsequently sold the securities at a loss of $5,332.
Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds and common stock, are determined on an identified cost basis.
The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund’s governing agreements. Such withdrawals or redemptions, upon acceptance, are generally satisfied in cash. However, security or in-kind distributions may occur depending on specific facts and circumstances. Contribution or subscription requirements may also vary based on each investment fund’s governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company’s investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company’s investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments and are net of all fees and incentive allocations. These fees are deducted directly from the Company’s investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2010, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 30.0% for incentive fees and allocations.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
Fair Value Measurements — The Company applies the provisions in ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) which provides enhanced guidance for using fair value to measure assets and liabilities. ASC 820 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The three levels of the fair value hierarchy under ASC 820 are described below:
• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
ASC 820 provides additional guidance on using the net asset value per share, provided by an investee, when estimating the fair value of an alternate investment that does not have a readily determinable fair value and enhances the disclosures concerning these investments. Examples of alternate investments impacted by this guidance include investments in hedge funds, private equity funds, real estate funds, and venture capital partnerships. Investments that the Company is able to fully redeem at the net asset value in the “near term” have been classified as Level 2 investments. Investments that cannot be fully redeemed at the net asset value in the “near term” have been classified as Level 3. The Advisor has determined that investments that are not able to be redeemed at the net asset value in the “near term” are investments that generally have one or more of the following characteristics; gated redemptions, all or a portion of the investment is side-pocketed or have lock-up periods greater than 90 days.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
The table below sets forth information about the level within the fair value hierarchy at which the Company investments are measured at September 30, 2010:

		Fair Value Measurements
		Quoted Prices in	Significant Other	Significant Other
		Active Markets for	Observable	Unobservable
	Fair Value as of	Identical Assets	Inputs	Inputs
Description	September 30, 2010	(Level 1)	(Level 2)	(Level 3)
Investment Funds	$62,248,463	$—	$56,654,935	$5,593,528
Futures	(46,475)	(46,475)	—	—

Total	$62,201,988	$(46,475)	$56,654,935	$5,593,528

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Beginning Balance as of 4/1/10	$9,369,492
Purchases (sales), net	(3,827,650)
Realized loss	(1,266,592)
Change in unrealized appreciation	1,135,515
Transfers into Level 3	182,763

Ending Balance as of 9/30/10	$5,593,528

Changes in net appreciation included in earnings related to investments still held at reporting date	$992,642

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
The following is a summary of the nature and risk of the Company’s investments by major category:

			Redemption
Investment Funds by Strategy	Fair Value	Frequency of Redemption Period	Notice Period
Equity Hedged (a)	$18,528,512	Monthly, Quarterly, Semi-Annually	30 – 65 days
Event Driven (b)	13,659,627	Monthly, Quarterly, Annually	30 – 90 days
Global Macro (c)	16,427,346	Monthly, Quarterly, Semi-Annually	5 – 180 days
Managed Futures (d)	7,263,997	Monthly	3 – 15 days
Relative Value (e)	6,368,981	Monthly, Quarterly	45 days

	$62,248,463

(a)	This category includes investments in hedge funds that invest in domestic and international equity markets with a strong commitment to running portfolios on a highly hedged basis.

(b)	This category includes investments in hedge funds that focus on corporate events such as bankruptcies, mergers, reorganizations, spin-offs, restructurings and changes in senior management that have the potential to significantly change the future prospects, and the future valuation, of a company.

(c)	This category includes investments in hedge funds that attempt to profit from large directional or relative value moves in any of the major asset classes. These managers benefit from large changes in the absolute or relative prices within or across asset classes.

(d)	The managed futures strategy includes managers that typically attempt to profit from directional trading across the spectrum of asset classes. In general, positions are concentrated in commodities, currencies, interest rates and stock index markets.

(e)	This category includes investments in hedge funds that attempt to exploit mispricing within different securities of either the same issuer or of issuers with similar fundamental characteristics.
In January 2010, the FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. ASU 2010-06 was effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years). The Company is currently assessing the impact that the adoption of the rollforward disclosures of ASU 2010-06 will have on the financial position, results of operations, or cash flows of the Company.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
The Company may participate in side pocket investments, either at the Company’s discretion or that of the investment adviser who manages the investment fund in which the Company invests. A side pocket investment is generally less liquid than others in an investment fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the investment advisers of the respective investment fund. At September 30, 2010, the Company has approximately $2.2 million in side pocket investments, totaling 3.4% of net assets, which are included in investment funds in the Statement of Assets and Liabilities (In Liquidation). The investment advisors of the investment funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity. As of September 30, 2010, approximately 5.4% of the Company’s investments (5.1% of net assets) were considered illiquid due to restrictions (excluding contractual lock-ups) implemented by the investment advisors of the investment funds.
Futures Contracts — The Company utilized futures contracts during the six-month period ended September 30, 2010. The Company’s use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. As of September 30, 2010, $541,298 was held at the broker as cash restricted for margin purposes. The contracts are marked-to-market daily using the settlement prices established by the various exchanges and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the fair value of the contract.
Cash and Cash Equivalents — Cash and cash equivalents represent cash in banks and overnight investments.
Deposits With Broker — Amounts shown as deposits with broker represent funds held by broker and clearing agents, including amounts held as margin for the purposes of clearing futures transactions.
Fund Expenses — The Company pays the Adviser a quarterly fee (the “management fee”) computed at the annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 1.25% of average net assets through December 31, 2010. The Adviser is permitted to recover expenses it has borne in later periods not to exceed three years after the end of the quarter in which the Adviser reimbursed an expense. Any such recovery will not cause the Company to exceed the expense reimbursement percentages set forth above.
Investment Income — Interest income and expense is recorded on the accrual basis and dividends are recorded on the ex-dividend date.
Income Taxes — The Company is treated as a partnership for tax purposes and therefore it is unlikely that the Company would be subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company’s net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly,

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

there is no provision for income taxes in the accompanying financial statements. Tax years 2007, 2008 and 2009 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.
3.	INVESTMENT TRANSACTIONS
For the six-month period ended September 30, 2010, the Company made purchases of $5,616,601 and sales of $25,299,648 of investments.
At September 30, 2010, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $55,101,631. At September 30, 2010, accumulated net unrealized appreciation on investment funds was $7,146,832 consisting of $9,801,719 gross unrealized appreciation and $(2,654,887) gross unrealized depreciation.
4.	BANK BORROWINGS
The Company is permitted to borrow funds for a variety of reasons including for investment purposes, to meet repurchase requests, and for cash management purposes. Under the Company’s credit facility, which expired on April 22, 2009, interest was based on the amount drawn under the credit facility. The Company did not have any bank borrowings between April 1, 2009 and April 22, 2009, and the credit facility was not renewed upon expiry.
5.	DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK
The Company applies the provisions of ASC Topic 815, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“ASC 815”) which provides users of financial statements with an enhanced understanding of: (i) how and why an entity uses derivative instruments; (ii) how derivative instruments and related hedged items are accounted for under applicable professional accounting standards; and (iii) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows.
The Company uses derivatives to engage in a portfolio overlay strategy meant to hedge (or offset) certain market risks, thereby generating additional returns and managing the portfolio’s exposure to systematic risks. As a result, the exposure of the Company to derivatives is relatively minor, as the primary purpose of the portfolio is to generate excess returns by engaging in a diversified fund of funds strategy.
The Company’s operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the Statement of Assets and Liabilities (In Liquidation).

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
5.	DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK (continued)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. In addition, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments (In Liquidation) or Statement of Assets and Liabilities (In Liquidation).

With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is partially mitigated by regulatory requirements from the exchanges on which they are traded.

For exchange-traded contracts, the clearing organization functions as the counterparty of specific transactions and, therefore, bears the risk of delivery to and from counterparties to specific positions, which mitigates the credit risk of these instruments.

During the six-month period ended September 30, 2010, the Company traded 44 exchange traded future contracts that resulted in realized gain of $38,280, as disclosed in the Statement of Operations (In Liquidation). As of September 30, 2010, the Company had 11 open futures contracts with a fair value of $(46,475), as disclosed in the Schedule of Investments (In Liquidation) and Statement of Assets and Liabilities (In Liquidation).

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
6.	FINANCIAL HIGHLIGHTS (unaudited)
The following represents the ratios to average net assets and other supplemental information for the periods indicated:

	Six-month
	period ended		Year ended		Year ended		Year ended		Year ended		Year ended
	September 30,		March 31,		March 31,		March 31,		March 31,		March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of period	$1,222.75		$1,149.90		$1,317.75		$1,310.17		$1,282.59		$1,119.53
Net investment loss	(7.99)		(15.47)		(25.81)		(34.80)		(37.53)		(35.00)
Realized and unrealized gain (loss) on investments	25.67		88.32		(142.04)		42.38		65.11		198.06

Total from operations	17.68		72.85		(167.85)		7.58		27.58		163.06

Net asset value, end of period	$1,240.43		$1,222.75		$1,149.90		$1,317.75		$1,310.17		$1,282.59

Net assets, end of period	$65,841,953		$80,978,224		$106,125,121		$153,116,959		$171,442,358		$169,112,966
Ratio of net investment loss to average net assets (3)	(1.25	)%(1)(4)	(1.26	)%(5)	(2.04	)%(6)	(2.52	)%(7)	(2.92	)%(8)	(2.93	)%(9)

Ratio of operating expenses to average net assets (3)	1.25	%(1)	1.25%		1.81	%(10)	2.00%		2.00%		2.00%
Ratio of bank borrowing expenses to average net assets	0.00	%(1)	0.01%		0.27%		0.62%		0.99%		0.94%

Ratio of total expenses to average net assets (3)	1.25	%(1)(4)	1.26	%(5)	2.08	%(6)	2.62	%(7)	2.99	%(8)	2.94	%(9)

Total return	1.45	%(2)	6.34%		(12.74)%		0.58%		2.15%		14.57%
Portfolio turnover	11.26	%(2)	23.52%		27.51%		33.51%		27.39%		50.78%

(1)	Annualized.

(2)	Not annualized.

(3)	Ratios of net investment loss and expenses do not include expenses of the underlying investment funds.

(4)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (1.46)% and 1.46%, respectively.

(5)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (1.37)% and 1.37%, respectively.

(6)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.13)% and 2.15%, respectively.

(7)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.57)% and 2.67%, respectively.

(8)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.96)% and 3.03%, respectively.

(9)	If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.

(10)	For the period April 1, 2008 through December 31, 2008, the total expense cap was 2.00%. Effective January 1, 2009, the total expense cap was changed to 1.25%.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONCLUDED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
7.	SUBSEQUENT EVENTS
The Company has evaluated the impact of subsequent events through the date of financial statement issuance noting no items that require adjustment to or disclosure in the financial statements.

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual report.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Portfolio Managers
Other Accounts Managed Table
(As of September 30, 2010)

	Registered Investment		Other Pooled Investment
	Companies(1)		Vehicles(2)		Other Accounts
Total
		Total Assets		Total Assets		Assets of
	Number	of Accounts	Number	of Accounts	Number	Accounts
	of	Managed	of	Managed	of	Managed
Portfolio Manager	Accounts	($ million)	Accounts	($ million)	Accounts	($ million)
Matthew Kammerzell	0	0	2	113	0	0
Arthur Holly	0	0	3	280	0	0

(1)	Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.

(2)	Includes both discretionary and non-discretionary.

Performance-Based Fee Accounts Information Table
(As of September 30, 2010)

	Registered Investment		Other Pooled Investment
	Companies		Vehicles(1)		Other Accounts
Total
		Total Assets		Total Assets		Assets of
	Number	of Accounts	Number	of Accounts	Number	Accounts
	of	Managed	of	Managed	of	Managed
Portfolio Manager	Accounts	($ million)	Accounts	($ million)	Accounts	($ million)
Matthew Kammerzell	0	0	2	85.5	0	0
Arthur Holly	0	0	3	190	0	0

(1)	Includes both discretionary and non-discretionary.
Conflicts of Interest. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, “Other Accounts”). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.
There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company’s assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company’s assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.
The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (e.g., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.
Compensation. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager has been eligible to receive annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser’s investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle also managed by the Adviser. There are no other special compensation schemes for the portfolio managers.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.
There were no significant changes or corrective actions that occurred during the Registrant’s last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant’s internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Man-Glenwood Lexington, LLC

By:	/s/ John B. Rowsell

John B. Rowsell
Principal Executive Officer

Date:	December 2, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John B. Rowsell John B. Rowsell
Principal Executive Officer

Date:	December 2, 2010

By:	/s/ Alicia B. Derrah

Alicia B. Derrah
Principal Financial Officer

Date:	December 2, 2010

Exhibit Index
12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended